Share-based Compensation (Details 5) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) installment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share based Compensation
Compensation expenses | ¥	¥ 2,663,489	¥ 2,404,089	¥ 2,471,731
Unrecognized share based compensation expenses relating to share options | ¥	170,000
Stock Options
Share based Compensation
Compensation expenses | ¥	¥ 117,700	¥ 56,200	¥ 32,000
Certain subsidiaries | Stock Options | Vesting option I
Share based Compensation
Percentage of vesting of equity awards on the predefined Vesting Commencement Date	100.00%
Certain subsidiaries | Stock Options | Vesting option II
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	2
Certain subsidiaries | Stock Options | Vesting option III
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	3
Certain subsidiaries | Stock Options | Vesting option IV
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	4
Certain subsidiaries | Stock Options | Vesting option V
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	5
Certain subsidiaries | Equal to or more than | Stock Options
Share based Compensation
Expiration period	5 years
Certain subsidiaries | Less than | Stock Options
Share based Compensation
Expiration period	10 years